Organization and Description of the Company	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of the Company
1. Organization and Description of the Company
RCS Capital Corporation (the "Company") is a holding company incorporated under the laws of the State of Delaware on December 27, 2012, originally named 405 Holding Corporation. On February 19, 2013, 405 Holding Corporation changed its name to RCS Capital Corporation. The Company was formed to hold the following subsidiaries (together known as the "Operating Subsidiaries") and to grow business lines under such Operating Subsidiaries:

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Realty Capital Securities, LLC ("Realty Capital Securities"), a wholesale broker-dealer registered with the U.S. Securities and Exchange Commission (the "SEC") and a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Realty Capital Securities also provides investment banking advisory services and capital markets services;

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RCS Advisory Services, LLC ("RCS Advisory"), a transaction management services business, and its newly formed wholly owned subsidiaries, Scotland Acquisition, LLC, Zoe Acquisition, LLC and Dolphin Acquisition, LLC; and

•	American National Stock Transfer, LLC ("ANST"), an SEC-registered transfer agent.
On June 10, 2013, the Company closed its initial public offering (the "IPO") of Class A common stock, par value $0.001 per share, in which it sold 2,500,000 Class A shares at $ 20.00 per share, resulting in net proceeds after offering costs and underwriting discounts and commissions of $43.6 million. Concurrently with the closing of the IPO on June 10, 2013, the Company underwent a reorganization, in which RCAP Holdings, LLC ("RCAP Holdings") received 24,000,000 Class B shares, par value $0.001 per share, in exchange for 100 unclassified shares in the Company previously purchased by RCAP Holdings.
Concurrently with the commencement of the IPO, the Operating Subsidiaries also underwent a reorganization, in which a new class of operating subsidiary units called "Class A Units," which entitle the holders thereof to voting and economic rights, were issued to the Company, and a new class of operating subsidiary units called "Class B Units," which entitle the holder thereof to economic rights but not voting rights, were issued to RCAP Holdings. Also created were "Class C Units" and "LTIP Units." After the subsidiary reorganization and IPO, through their ownership of Class A and Class B units, the Company owned a 9.4% economic interest in the Operating Subsidiaries and RCAP Holdings owned a 90.6% economic interest in the Operating Subsidiaries. Prior to the reorganization and IPO, RCAP Holdings held a 100% interest in each of the Operating Subsidiaries and the Company.
Upon completion of the reorganization and the IPO, the Company became the managing member of the Operating Subsidiaries and the Company assumed the exclusive right to manage and conduct the business and affairs of the Operating Subsidiaries and to take any and all actions on their behalf in such capacity. As a result, the Company consolidates the financial results of the Operating Subsidiaries with its own financial results. Net profits and net losses of the Operating Subsidiaries are allocated to their members pro rata in accordance with the respective percentages of their membership interests in the Operating Subsidiaries. Because the Company and the Operating Subsidiaries were under common control at the time of reorganization, the Company's acquisition of control of the Operating Subsidiaries was accounted for at historical cost in the accompanying consolidated financial statements. Accordingly, the operating results of the Operating Subsidiaries have been included in the Company's consolidated financial statements from the date of common control.
Realty Capital Securities, a limited liability company organized in Delaware, is the securities broker-dealer for proprietary products sponsored by AR Capital, LLC (an affiliate) and its affiliates, consisting primarily of non-traded real estate investment trusts ("REITs"), as well as a closed-end real estate securities fund, an open-end real estate securities fund and a non-traded business development company fund and, from time to time, programs not sponsored by AR Capital, LLC. Realty Capital Securities also provides investment banking advisory services and capital markets services to related and non-related party issuers of public securities in connection with strategic alternatives related to potential liquidity events and other transactions. Realty Capital Securities markets securities throughout the United States by means of a national network of selling group members consisting of unaffiliated broker-dealers and their registered representatives.
RCS Advisory was organized in Delaware in December 2012 as a limited liability company and commenced operations in January 2013. RCS Advisory provides a range of services to alternative investment programs and other investment vehicles, including offering registration and blue sky filings advice with respect to SEC and FINRA registration maintenance, transaction management, marketing support, due diligence advice and related meetings, events, training and education, conference management and strategic advice in connection with liquidity events and other strategic transactions.
ANST was organized in Delaware in November 2012 as a limited liability company and commenced operations in January 2013 as a transfer agent. ANST acts as a registrar, provides record-keeping services and executes the transfer, issuance and cancellation of shares or other securities in connection with offerings conducted by issuers sponsored directly or indirectly by AR Capital, LLC, effective March 1, 2013. ANST provides transfer agency services through third-party service providers.

Pending Acquisitions
During the fourth quarter of the year ended December 31, 2013 the Company entered into agreements with respect to the following acquisitions:
Hatteras Funds Group ("Hatteras"):
Hatteras is a private company that is the sponsor of, investment advisor to and distributor for the Hatteras Funds complex, a family of alternative investment funds registered as investment companies with the SEC.
On October 1, 2013, the Company entered into a purchase agreement with Hatteras. Pursuant to the terms and subject to the conditions set forth in the purchase agreement, a wholly owned subsidiary of the Company will purchase substantially all the assets related to the business and operations of Hatteras and assume certain liabilities of Hatteras.
The aggregate estimated consideration to be paid is $40.0 million in cash, subject to certain adjustments, and an earn-out.
Investors Capital Holdings, Ltd. ("ICH"):
ICH is a public company with its common stock listed on the NYSE MKT (formerly the American Stock Exchange) under the symbol "ICH" that provides broker-dealer services to investors in support of trading and investment in securities, alternative investments and variable life insurance as well as investment advisory and asset management services.
On October 27, 2013, the Company entered into a merger agreement with ICH. Pursuant to the terms and subject to the conditions set forth in the merger agreement, a wholly owned subsidiary of the Company will merge with and into ICH, with ICH surviving the merger as a subsidiary of the Company.
The aggregate estimated consideration to be paid is $52.5 million, of which no more than 60% will be in cash and no less than 40% will be in shares of the Company's Class A common stock, subject to the election of holders of ICH common stock to receive either cash or stock.
Summit Financial Services Group ("Summit"):
Summit is a public company with its common stock listed on the OTC Markets Group, Inc. under the symbol "SFNS" that has financial advisors providing securities brokerage and investment retail advice in the United States.
On November 16, 2013, the Company entered into a merger agreement with Summit. Pursuant to the terms and subject to the conditions set forth in the merger agreement, Summit will merge with and into a wholly owned subsidiary of the Company, with the subsidiary surviving the merger with the same corporate name as Summit.
The aggregate estimated consideration to be paid is $49.0 million, of which no more than 80% will be in cash and no less than 20% will be in shares of the Company's Class A common stock.
Subsequent to December 31, 2013 the Company announced several additional transactions. See Note 13.